Condensed Consolidated Balance Sheet (Parenthetical) - $ / shares	Aug. 31, 2023	May 16, 2023	Dec. 31, 2022	Nov. 30, 2022	Dec. 31, 2021	Nov. 30, 2021
Statement of Financial Position [Abstract]
Preferred stock, shares authorized	100,000			100,000
Preferred stock, par value	$ 0.001			$ 0.001
Preferred stock, shares issued	100,000			0
Preferred stock, shares outstanding	100,000			0
Common stock, par value	$ 0.001	$ 0.001		$ 0.001		$ 0.001
Common stock, shares authorized	1,000,000,000	1,000,000,000		75,000,000		75,000,000
Common stock, shares issued	514,333,691		7,105,357	7,105,357	4,654,200	5,092,023
Common stock, shares outstanding	514,333,691		7,105,357	7,105,357	4,654,200	5,092,023